Calvert
International Opportunities Fund
June 30, 2025
Schedule of Investments (Unaudited)

Common Stocks — 97.3%

Security	Shares	Value
Australia — 7.8%
BlueScope Steel Ltd.	128,295	$ 1,955,028
CAR Group Ltd.	211,799	5,216,030
Data#3 Ltd.	623,107	3,120,945
Dexus(1)	914,017	4,011,574
Dicker Data Ltd.(1)	702,804	3,738,300
EBOS Group Ltd.	179,761	4,212,019
Steadfast Group Ltd.	1,271,290	5,035,143
		$ 27,289,039
Austria — 1.7%
BAWAG Group AG(2)	47,338	$6,053,649
		$6,053,649
Belgium — 1.5%
KBC Group NV	28,842	$2,976,771
VGP NV(1)	20,320	2,055,341
		$5,032,112
Canada — 4.2%
Agnico Eagle Mines Ltd.	33,552	$3,997,413
Descartes Systems Group, Inc.(3)	22,370	2,272,401
Lumine Group, Inc.(3)(4)	83,004	2,915,426
TMX Group Ltd.	130,164	5,517,214
		$14,702,454
France — 1.5%
IPSOS SA	96,065	$5,159,955
		$5,159,955
Germany — 2.8%
Innoscripta SE(3)	12,658	$1,499,996
Jenoptik AG	173,954	4,015,460
LEG Immobilien SE	26,541	2,362,455
Schott Pharma AG & Co. KGaA	54,688	1,832,955
		$9,710,866
Ireland — 0.9%
Kerry Group PLC, Class A	28,105	$3,105,221
		$3,105,221
Italy — 8.7%
Amplifon SpA(1)	195,336	$4,587,623
BFF Bank SpA(2)(3)	411,730	4,520,331
DiaSorin SpA	24,591	2,631,977
FinecoBank Banca Fineco SpA	271,437	6,021,436
Interpump Group SpA(1)	93,880	3,906,566
Moncler SpA	76,694	4,374,741
Reply SpA	23,916	4,133,164
		$30,175,838
Security	Shares	Value
Japan — 27.4%
As One Corp.	276,367	$ 4,769,097
Asahi Intecc Co. Ltd.	243,771	3,856,461
Azbil Corp.	497,671	4,719,230
BayCurrent, Inc.	62,342	3,207,148
Chiba Bank Ltd.	476,054	4,399,559
Cosmos Pharmaceutical Corp.	69,336	4,400,377
Daiseki Co. Ltd.(1)	167,673	4,045,325
Fuji Corp.	103,959	1,939,779
Fukuoka Financial Group, Inc.	125,264	3,346,644
Goldwin, Inc.	82,641	4,647,269
Hikari Tsushin, Inc.	6,903	2,038,223
Hoshino Resorts REIT, Inc.	2,970	4,970,780
Japan Exchange Group, Inc.	209,057	2,117,752
JMDC, Inc.(1)	81,703	2,252,478
Kotobuki Spirits Co. Ltd.	204,662	2,919,292
LaSalle Logiport REIT	3,660	3,537,474
Miura Co. Ltd.	186,491	3,749,202
NOF Corp.(1)	235,995	4,522,309
Relo Group, Inc.	295,790	3,510,430
Riken Keiki Co. Ltd.(1)	215,709	4,514,065
Sanwa Holdings Corp.	156,443	5,188,531
SUMCO Corp.(1)	358,405	2,809,353
T Hasegawa Co. Ltd.	146,227	2,982,609
Tosei Corp.	318,540	5,707,031
USS Co. Ltd.	500,558	5,516,614
		$95,667,032
Luxembourg — 0.2%
APERAM SA	25,680	$831,641
		$831,641
Netherlands — 5.7%
BE Semiconductor Industries NV(1)	19,561	$2,925,414
Euronext NV(2)	25,938	4,444,268
IMCD NV(1)	39,684	5,337,313
NN Group NV	52,594	3,499,559
Topicus.com, Inc.(3)	29,951	3,752,480
		$19,959,034
Norway — 1.2%
Norsk Hydro ASA	114,911	$658,026
SmartCraft ASA(3)	1,356,305	3,606,324
		$4,264,350
Singapore — 1.1%
Daiwa House Logistics Trust	8,857,361	$3,936,758
		$3,936,758
Spain — 0.9%
Inmobiliaria Colonial Socimi SA	411,972	$2,932,187
		$2,932,187

Calvert
International Opportunities Fund
June 30, 2025
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Sweden — 3.8%
AddTech AB, Class B(1)	102,871	$ 3,507,032
Boliden AB(3)	35,488	1,108,981
Indutrade AB	123,774	3,379,663
Lagercrantz Group AB, Class B	87,636	2,109,465
Thule Group AB(2)	107,972	3,109,999
		$ 13,215,140
Switzerland — 2.3%
Galenica AG(2)	18,530	$ 2,027,799
Straumann Holding AG	19,814	2,593,448
VZ Holding AG	15,754	3,452,561
		$8,073,808
United Kingdom — 25.6%
Allfunds Group PLC	430,525	$3,308,308
Babcock International Group PLC	359,558	5,663,009
Cerillion PLC	115,736	2,470,839
Compass Group PLC	95,680	3,240,870
Cranswick PLC	54,295	3,988,122
Diploma PLC	105,317	7,069,917
DiscoverIE Group PLC	651,924	5,840,973
Games Workshop Group PLC	18,210	4,053,232
Greggs PLC	133,257	3,513,863
Halma PLC	139,814	6,145,397
Hilton Food Group PLC	353,360	4,202,034
Howden Joinery Group PLC	356,978	4,197,884
InterContinental Hotels Group PLC	29,026	3,318,691
Intermediate Capital Group PLC	101,172	2,683,675
JTC PLC(2)	428,359	5,017,870
Judges Scientific PLC(1)	24,243	2,954,378
Premier Foods PLC	1,066,686	2,920,866
Savills PLC	277,352	3,789,534
Supermarket Income REIT PLC	3,250,900	3,795,819
Volution Group PLC	583,712	4,736,294
Wise PLC, Class A(3)	319,536	4,564,693
Zegona Communications PLC(3)	185,683	1,789,460
		$89,265,728
Total Common Stocks (identified cost $264,524,309)		$339,374,812

Short-Term Investments — 3.9%
Affiliated Fund — 2.4%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.23%(5)	8,321,971	$ 8,321,971
Total Affiliated Fund (identified cost $8,321,971)		$ 8,321,971
Securities Lending Collateral — 1.5%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 4.35%(6)	5,346,215	$ 5,346,215
Total Securities Lending Collateral (identified cost $5,346,215)		$ 5,346,215
Total Short-Term Investments (identified cost $13,668,186)		$ 13,668,186

Total Investments — 101.2% (identified cost $278,192,495)	$353,042,998
Other Assets, Less Liabilities — (1.2)%	$ (4,056,085)
Net Assets — 100.0%	$348,986,913

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	All or a portion of this security was on loan at June 30, 2025. The aggregate market value of securities on loan at June 30, 2025 was $21,400,251 and the total market value of the collateral received by the Fund was $25,300,285, comprised of cash of $5,346,215 and U.S. government and/or agencies securities of $19,954,070.
(2)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At June 30, 2025, the aggregate value of these securities is $25,173,916 or 7.2% of the Fund's net assets.
(3)	Non-income producing security.
(4)	Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At June 30, 2025, the aggregate value of these securities is $2,915,426 or 0.8% of the Fund's net assets.
(5)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of June 30, 2025.
(6)	Represents investment of cash collateral received in connection with securities lending.

Calvert
International Opportunities Fund
June 30, 2025
Schedule of Investments (Unaudited) — continued

At June 30, 2025, the concentration of the Fund’s investments in the various sectors, determined as a percentage of net assets, was as follows:
Economic Sectors	% of Net Assets
Financials	19.2%
Industrials	19.1
Information Technology	15.7
Real Estate	11.6
Consumer Discretionary	9.1
Health Care	8.3
Consumer Staples	6.2
Materials	4.6
Communication Services	3.5
Total	97.3%
The Fund did not have any open derivative instruments at June 30, 2025.
Affiliated Investments
At June 30, 2025, the value of the Fund's investment in funds that may be deemed to be affiliated was $8,321,971, which represents 2.4% of the Fund's net assets. Transactions in such investments by the Fund for the fiscal year to date ended June 30, 2025 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund, Institutional Class(1)	$1,838,250	$76,515,687	$(70,031,966)	$ —	$ —	$8,321,971	$152,805	8,321,971

(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the market value of the Fund's holdings as of June 30, 2025, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks:
Australia	$ —	$27,289,039	$ —	$27,289,039
Austria	—	6,053,649	—	6,053,649
Belgium	—	5,032,112	—	5,032,112
Canada	14,702,454	—	—	14,702,454
France	—	5,159,955	—	5,159,955
Germany	1,499,996	8,210,870	—	9,710,866

Calvert
International Opportunities Fund
June 30, 2025
Schedule of Investments (Unaudited) — continued

Asset Description (continued)	Level 1	Level 2	Level 3	Total
Ireland	$ —	$3,105,221	$ —	$3,105,221
Italy	—	30,175,838	—	30,175,838
Japan	—	95,667,032	—	95,667,032
Luxembourg	—	831,641	—	831,641
Netherlands	3,752,480	16,206,554	—	19,959,034
Norway	—	4,264,350	—	4,264,350
Singapore	—	3,936,758	—	3,936,758
Spain	—	2,932,187	—	2,932,187
Sweden	—	13,215,140	—	13,215,140
Switzerland	—	8,073,808	—	8,073,808
United Kingdom	—	89,265,728	—	89,265,728
Total Common Stocks	$19,954,930	$319,419,882(1)	$ —	$339,374,812
Short-Term Investments:
Affiliated Fund	$8,321,971	$ —	$ —	$8,321,971
Securities Lending Collateral	5,346,215	—	—	5,346,215
Total Investments	$33,623,116	$319,419,882	$ —	$353,042,998

(1)	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.
For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.
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